Earnings Per Share - Schedule Of Basic and Diluted Earnings Per Share Calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income attributable to Hampton Roads Bankshares, Inc.	$ 88,591	$ 303	$ 2,726	$ 1,335	$ 998	$ 1,996	$ 2,476	$ 3,859	$ 551	$ 2,804	$ 89	$ 632	$ 92,955	$ 9,329	$ 4,076
Shares:
Weighted average shares outstanding (in shares)													170,783,159	170,348,486	170,264,194
Vested restricted stock units (in shares)													623,917	492,934	107,142
Weighted average number of common shares outstanding (in shares)													171,407,076	170,841,420	170,371,336
Dilutive effect of TARP-related warrants (in shares)													475,261	436,012	386,764
Dilutive effect of share-based payment arrangements
Total dilutive effect (in shares)													1,095,967	1,086,447	699,401
Diluted weighted average number of common shares outstanding (in shares)													172,503,043	171,927,867	171,070,737
Basic and diluted income per share (in dollars per share)	$ 0.52	$ 0.00	$ 0.02	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.01	$ 0.02	$ 0.00	$ 0.00	$ 0.54	$ 0.05	$ 0.02
Restricted Stock Units (RSUs)
Dilutive effect of share-based payment arrangements
Dilutive effect of share-based payment arrangements (in shares)													620,706	650,435	312,637
Stock Options
Dilutive effect of share-based payment arrangements
Dilutive effect of share-based payment arrangements (in shares)													0	0	0